Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Lilium N.V.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001855756
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1